Income Taxes - Schedule of reconciliation of income tax rate (Details)		9 Months Ended	12 Months Ended
	Dec. 22, 2017	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax at statutory rate	35.00%	21.00%	21.00%	34.00%
Change in tax rate for 2017 Jobs Act			0	(81.4)
Permanent items			(1.20%)	(1.10%)
Tax credits			0.70%	0.40%
Valuation allowance (decrease) increase			(20.50%)	48.10%
Income tax expense		0.00%	0.00%	0.00%